Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.55%	2.00%	2.52%
Weighted average expected option life	5 years 7 months 6 days	5 years 3 months 18 days	6 years
Estimated volatility	80.50%	53.70%	49.70%
Average dividend yield	1.90%